Document and Entity Information	12 Months Ended
Sep. 05, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Sep. 05, 2012
Registrant Name	Wakefield Alternative Series Trust
Central Index Key	0001531758
Amendment Flag	false
Document Creation Date	Sep. 05, 2012
Document Effective Date	Sep. 05, 2012
Prospectus Date	Sep. 05, 2012